NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE

12.	NET LOSS PER SHARE

Basic and diluted net loss per share are shown in the consolidated statements of operations and comprehensive loss.

No adjustment has been made to the net loss for charges related to the 2023 Convertible Notes, 2024 Convertible Notes or Series A-1 Preferred Stock as the effect would be anti-dilutive due to the Company’s net loss. The following outstanding stock options and shares issuable upon conversion of the Convertible Notes and the Series A-1 Preferred Stock were not considered in the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the nine months ended September 30, 2025 and 2024:

	Nine Months Ended
	September 30,
	2025	2024
Common shares issuable upon exercise of common stock options	7,647,597	7,670,413
Common shares issuable upon conversion of Convertible Notes	-	1,367,908
Shares issuable upon conversion of Series A-1 Preferred Stock	-	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	7,647,597	48,657,240

12.	NET LOSS PER SHARE

Basic and diluted net loss per share are shown in the consolidated statements of operations and comprehensive loss.

No adjustment has been made to the net loss for charges related to the Convertible Notes or Series A-1 Convertible Preferred Stock as the effect would be anti-dilutive due to the Company’s net loss. The following outstanding stock options and shares issuable upon conversion of the Convertible Notes and the Series A-1 Convertible Preferred Stock were not considered in the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the year ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Common shares issuable upon exercise of common stock options	7,210,742	3,544,945
Common shares issuable upon conversion of Convertible Notes	1,386,344	1,308,771
Shares issuable upon conversion of Series A-1 Preferred Stock	39,618,919	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	48,216,005	44,472,635